ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Payroll payable	71,529	55,612	7,952
Accrued expenses	30,252	33,557	4,799
Tax payable	16,175	16,477	2,356
Deposits	2,729	2,887	413
Others	5,816	7,216	1,032
	126,501	115,749	16,552